Income tax	12 Months Ended
Dec. 31, 2022
Income tax [Abstract]
Income tax
7. Income tax

The Group’s expected tax charge/(credit) of $nil for each year is based on the applicable tax rate in Ireland and reconciles to the actual tax charge/(credit) as follows:

	Year ended December 31,
	2022	2021	2020
	$’000	$’000	$’000
Loss before tax	22,456	9,202	446
Tax credit calculated at the domestic tax rate 12.5%	(2,807)	(1,150)	(56)
Tax effects of:
Losses for which no deferred tax asset was recognized	2,625	1,150	56
Other permanent differences	182	—	—
Tax charge/(credit)	—	—	—